Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 3,910,923	$ 3,760,454
Cash and cash equivalents	102,481	159,639	$ 139,481	$ 113,577
Accounts receivable and prepaid expenses	26,550	15,240
Advances to affiliates	13,026	11,942
Consolidated total assets	4,052,980	3,947,275
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Total assets	3,550,396	3,379,279
Conventional Tankers [Member]
Segment Reporting Information [Line Items]
Total assets	$ 360,527	$ 381,175